Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Class K6 PRO-05 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Class K6 - Return Before Taxes
	Past 1 year	Since Inception
Total	0.32%	1.33%	[1]

[1]	(a)From January 24, 2018